INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX
	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Continuing operations
Current Tax:
PRC Income Tax Expense	2	83
Deferred tax expense	—	—
	2	83